Equity (Schedule of Changes in AOCI Net of Tax and Reclassifications out of AOCI by Component) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total Derivative-Hedging Activities
Accumulated Other Comprehensive Income Loss [Line Items]
Amount of tax	$ 83	$ 119	$ 141
Total Derivative-Hedging Activities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Amount of tax	(5)	16	21
Investment Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Amount of tax	13	(10)	(21)
Investment Securities | Virginia Electric and Power Company
Accumulated Other Comprehensive Income Loss [Line Items]
Amount of tax	2	(2)	(3)
Pension and Other Postretirement Benefit Costs
Accumulated Other Comprehensive Income Loss [Line Items]
Amount of tax	445	396	$ 478
Equity Method Investees
Accumulated Other Comprehensive Income Loss [Line Items]
Amount of tax	$ 1	$ 1